Summary of Significant Accounting Policies - Schedule of Company’s Total Revenues by Geographic Market (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Schedule of Company’s Total Revenues by Geographic Market [Line Items]
Total revenue	$ 23,502,010	$ 19,821,457	$ 19,190,541
China Domestic Market [Member]
Schedule of Company’s Total Revenues by Geographic Market [Line Items]
Revenue	8,610,981	2,739,459	2,743,257
Overseas Market [Member]
Schedule of Company’s Total Revenues by Geographic Market [Line Items]
Revenue	$ 14,891,029	$ 17,081,998	$ 16,447,284